UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

(Address of principal executive offices) (Zip code)

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

First Eagle Overseas Variable Fund FEOVX

December 31, 2025

Annual Shareholder Report

FEOVX

This Annual Shareholder Report contains important information about the Fund and a material change that occurred for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.firsteagle.com/first-eagle-fund-shareholder-reports. You can also request this information by contacting us at 800.334.2143 or your insurance company.

First Eagle Overseas Variable Fund

What Were the Fund's Costs for the Last Year?

Based on a Hypothetical $10,000 Investment

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
First Eagle Overseas Variable Fund	$144	1.21%

How Did the Fund Perform Last Year?

The NAV of First Eagle Overseas Variable Fund shares increased 37.47% in the 12-month period ended December 31, 2025. The MSCI EAFE Index increased 31.22% for the same period.

• Our equity holdings contributed to performance, while gold and gold-related equities also were a contributor.

• All geographic regions contributed to performance. Developed Europe and emerging markets were the leading contributors, while Japan and developed Asia excluding Japan were the weakest-performing regions.

• All equity sectors contributed to performance. Materials, consumer staples and financials were the largest contributors, while communication services, healthcare and real estate were the weakest-performing equity sectors.

• Gold bullion was the leading contributor to performance. Shimano Inc. was the largest detractor.

Total Return Based on a $10,000 Investment

First Eagle Overseas Variable Fund | $20,816
MSCI EAFE Index | $21,959
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec-2015
Dec-2016
Dec-2017
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024
Dec-2025

	First Eagle Overseas Variable Fund | $20,816	MSCI EAFE Index | $21,959
Dec-2015	9,999.99	10,000
Jan-2016	9,613.05	9,277
Feb-2016	9,774.28	9,107
Mar-2016	10,282.14	9,699
Apr-2016	10,673.11	9,980
May-2016	10,483.67	9,890
Jun-2016	10,556.22	9,558
Jul-2016	10,931.07	10,042
Aug-2016	10,862.55	10,049
Sep-2016	10,947.19	10,173
Oct-2016	10,846.43	9,965
Nov-2016	10,435.3	9,766
Dec-2016	10,516.96	10,100
Jan-2017	10,905.71	10,393
Feb-2017	11,009.1	10,542
Mar-2017	11,199.34	10,832
Apr-2017	11,306.87	11,107
May-2017	11,571.55	11,515
Jun-2017	11,505.38	11,495
Jul-2017	11,674.94	11,826
Aug-2017	11,736.97	11,822
Sep-2017	11,811.42	12,116
Oct-2017	11,956.16	12,300
Nov-2017	12,005.79	12,429
Dec-2017	12,049.78	12,628
Jan-2018	12,441.14	13,262
Feb-2018	11,901.93	12,663
Mar-2018	11,919.32	12,435
Apr-2018	11,993.25	12,719
May-2018	11,845.4	12,433
Jun-2018	11,675.8	12,281
Jul-2018	11,814.96	12,584
Aug-2018	11,567.09	12,341
Sep-2018	11,658.41	12,448
Oct-2018	11,053.96	11,457
Nov-2018	11,036.57	11,442
Dec-2018	10,778.59	10,887
Jan-2019	11,341.9	11,602
Feb-2019	11,531.24	11,898
Mar-2019	11,621.18	11,973
Apr-2019	11,829.47	12,310
May-2019	11,488.64	11,719
Jun-2019	12,113.49	12,414
Jul-2019	11,957.28	12,256
Aug-2019	12,009.35	11,939
Sep-2019	12,203.43	12,281
Oct-2019	12,350.17	12,722
Nov-2019	12,293.37	12,866
Dec-2019	12,651.75	13,284
Jan-2020	12,327.47	13,006
Feb-2020	11,605.21	11,831
Mar-2020	10,386.72	10,252
Apr-2020	11,187.58	10,914
May-2020	11,477.47	11,389
Jun-2020	11,688.74	11,777
Jul-2020	12,067.06	12,051
Aug-2020	12,356.95	12,671
Sep-2020	12,209.55	12,342
Oct-2020	11,954.06	11,849
Nov-2020	13,034.98	13,686
Dec-2020	13,518.75	14,322
Jan-2021	13,381.34	14,169
Feb-2021	13,270.36	14,487
Mar-2021	13,640.3	14,820
Apr-2021	13,957.39	15,266
May-2021	14,538.73	15,764
Jun-2021	14,221.64	15,587
Jul-2021	14,211.07	15,704
Aug-2021	14,179.36	15,981
Sep-2021	13,777.71	15,517
Oct-2021	14,057.81	15,899
Nov-2021	13,603.31	15,159
Dec-2021	14,119.24	15,935
Jan-2022	13,969.37	15,165
Feb-2022	13,953.32	14,897
Mar-2022	13,942.61	14,993
Apr-2022	13,343.16	14,023
May-2022	13,487.67	14,128
Jun-2022	12,679.48	12,817
Jul-2022	12,936.39	13,456
Aug-2022	12,390.46	12,817
Sep-2022	11,550.16	11,618
Oct-2022	11,887.35	12,242
Nov-2022	13,043.43	13,621
Dec-2022	12,966.24	13,632
Jan-2023	13,882.81	14,736
Feb-2023	13,345.71	14,429
Mar-2023	13,830.27	14,786
Apr-2023	14,052.11	15,204
May-2023	13,509.18	14,560
Jun-2023	13,906.16	15,223
Jul-2023	14,163.04	15,715
Aug-2023	13,766.05	15,113
Sep-2023	13,287.33	14,597
Oct-2023	13,118.03	14,005
Nov-2023	13,812.76	15,305
Dec-2023	14,272.76	16,118
Jan-2024	14,133.82	16,211
Feb-2024	14,298.02	16,508
Mar-2024	14,752.73	17,051
Apr-2024	14,645.37	16,614
May-2024	15,156.91	17,258
Jun-2024	14,860.09	16,979
Jul-2024	15,535.83	17,477
Aug-2024	16,041.07	18,046
Sep-2024	16,363.15	18,212
Oct-2024	15,933.7	17,222
Nov-2024	15,693.72	17,124
Dec-2024	15,142.74	16,735
Jan-2025	15,808.99	17,614
Feb-2025	16,294.13	17,956
Mar-2025	16,798.67	17,883
Apr-2025	17,361.43	18,702
May-2025	17,717.19	19,558
Jun-2025	18,105.3	19,989
Jul-2025	17,969.47	19,708
Aug-2025	18,739.22	20,549
Sep-2025	19,625.4	20,942
Oct-2025	19,948.82	21,188
Nov-2025	20,317.53	21,320
Dec-2025	20,816.09	21,959

The above chart represents historical performance of a hypothetical $10,000 investment over the past 10 years. The results of this chart do not predict the results of future time periods and does not guarantee the same results.

Average Annual Returns

Class/Index Name	1 Year	5 years	10 Years
First Eagle Overseas Variable Fund	37.47%	9.02%	7.61%
MSCI EAFE Index	31.22%	8.92%	8.18%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.334.2143 or visit https://www.firsteagle.com if you have questions about current performance.

Key Fund Statistics

  Net Assets$258,539,460
  Number of Portfolio Holdings122
  Portfolio Turnover Rate18.57%
  Net Investment Advisory Fees(net of waivers and reimbursements)$1,224,952

Asset Allocation by Asset Class

Based on total investments in the portfolio

Value	Value
Common Stocks	81.5%
Commodities	16.9%
Short-Term Investments	1.6%Footnote Reference1

Top 10 HoldingsFootnote Reference2

Based on total net assets of the portfolio

Gold bullion (Precious Metal)	16.8%
Imperial Oil Ltd. (Oil, Gas & Consumable Fuels, Canada)	3.0%
Shell plc (Oil, Gas & Consumable Fuels, United Kingdom)	2.8%
British American Tobacco plc (Tobacco, United Kingdom)	2.4%
Prosus NV (Broadline Retail, China)	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment, Taiwan)	2.2%
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods, France)	2.0%
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9%
Merck KGaA (Pharmaceuticals, Germany)	1.9%
FANUC Corp. (Machinery, Japan)	1.8%
Total	37.0%

Asset Allocation by Sector

Based on total investments in the portfolio

Value	Value
Short-Term Investments	1.6%
OthersFootnote Reference3	0.7%
Real Estate	2.6%
Health Care	3.9%
Materials	5.7%
Energy	5.8%
Information Technology	6.9%
Consumer Discretionary	10.9%
Industrials	12.9%
Financials	13.5%
Commodities	16.9%
Consumer Staples	18.6%

Asset Allocation by CountryFootnote Reference4

Based on total investments in the portfolio

United StatesFootnote Reference5	16.9%
Japan	14.3%
United Kingdom	13.3%
Canada	7.1%
South Korea	6.7%
France	5.2%
Switzerland	4.9%
Hong Kong	4.4%
China	3.5%
Germany	3.5%
OthersFootnote Reference6	18.6%
Short-Term Investments	1.6%
Footnote	Description
Footnote[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.8% of total investments) that settles in 91 days or more; and other short-term investments (0.8% of total investments), such as U.S. treasury bills or money market funds.
Footnote[2]	Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.
Footnote[3]	Includes additional sectors outside the top 10 listed above.
Footnote[4]	Country allocations reflect country of risk not currency of issue. Bonds of non-U.S. issuers may be U.S. dollar denominated.
Footnote[5]	Includes gold bullion.
Footnote[6]	Includes additional countries outside the top 10 listed above.

First Eagle Overseas Variable Fund

December 31, 2025

Annual Shareholder Report

FEOVX

First Eagle Investments

For more information, please scan the QR code to navigate to tailored shareholder reports and financial statements and other Information. If you wish to view additional information about the Fund, including but not limited to financial statements, holdings, or the Fund's prospectus, please visit https://www.firsteagle.com/first-eagle-fund-shareholder-reports, or contact your insurance company.

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025. For more information contact 800.334.2143 or you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.firsteagle.com/first-eagle-fund-shareholder-reports or by contacting us at 800.334.2143 or your insurance company. First Eagle Investment Management, LLC, the investment adviser of the Fund, is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P. On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by BCP CC Holdings L.P.

Important Notice Regarding Delivery of Shareholder Materials

You can request this information by contacting us at 800.334.2143 or your insurance company.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has designated Mandakini Puri, Paul J. Lawler, William M. Kelly, Jean Hamilton and Peter Davidson as Audit Committee Financial Experts. Ms. Puri, Mr. Lawler, Mr. Kelly, Ms. Hamilton and Mr. Davidson are considered by the Board to be independent trustees.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the years ended December 31, 2025 and December 31, 2024, the aggregate PricewaterhouseCoopers LLP (PwC) audit fees for professional services rendered to the registrant were approximately $45,573 and $44,726, respectively. Fees included in the audit fees category are those associated with the annual audits of the financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit Related Fees:

For the years ended December 31, 2025 and December 31, 2024, the aggregate PwC fees for assurance and related services rendered to the registrant were approximately $0 and $0, respectively.

(c)	Tax Fees:

For the years ended December 31, 2025 and December 31, 2024, the aggregate tax fees billed by PwC for professional services rendered to the registrant were approximately $50,000 and $49,100, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to audits. This category comprises fees for tax compliance and preparation of tax returns.

(d)	All Other Fees:

In each of the years ended December 31, 2025 and December 31, 2024, there were no fees billed by PwC for products and services, other than 4(a)-(c) above, rendered to the registrant.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) According to PwC, for the year ended December 31, 2025, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent year that were attributable to work performed by persons who are not full-time, permanent employees of PwC was 0%.

(g) Other than as described in the table above, the aggregate fees billed for the most recent year and the preceding year by the registrant’s principal accountant for non-audit services rendered to the registrant (“covered”), its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser (“non-covered”) that provides ongoing services to the registrant was $0 in 2025 and 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable at this time.

Item 6. Investments.

Please see the schedule of investments contained under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Report

December 31, 2025

First Eagle Overseas Variable Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our commentary to shareholders are based on current management expectations and are considered “forward-looking statements”. Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Table of Contents

Item 7

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

Investments	Shares	Value ($)
Common Stocks — 81.2%
Belgium — 1.5%
Groupe Bruxelles Lambert NV	43,448	3,863,589
Brazil — 1.8%
Ambev SA, ADR	1,183,696	2,923,729
Itausa SA (Preference)	868,370	1,849,609
4,773,338
Canada — 7.1%
Agnico Eagle Mines Ltd.	3,158	535,541
Barrick Mining Corp.	35,235	1,534,484
CAE, Inc.*	10,808	328,677
Franco-Nevada Corp.	2,699	559,464
Imperial Oil Ltd.	90,274	7,799,126
North West Co., Inc. (The)	3,841	136,872
Nutrien Ltd.	49,331	3,044,709
Power Corp. of Canada	68,583	3,645,135
Wheaton Precious Metals Corp.	6,544	769,051
18,353,059
Chile — 0.7%
Cia Cervecerias Unidas SA, ADR	151,598	1,934,391
China — 3.5%
Alibaba Group Holding Ltd.	187,368	3,440,257
Prosus NV	91,400	5,659,395
9,099,652
Faroe Islands — 0.4%
Bakkafrost P/F	18,471	944,064
Finland — 0.4%
Kesko OYJ, Class B	43,238	975,636
France — 5.2%
Danone SA	39,943	3,602,822
Dassault Systemes SE	16,771	468,553
Laurent-Perrier	9,212	965,674
Legrand SA	11,721	1,742,476
LVMH Moet Hennessy Louis Vuitton SE	6,887	5,190,978
Pluxee NV	12,776	200,375

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

Investments	Shares	Value ($)
France — 5.2% (continued)
Sodexo SA	9,861	505,239
Wendel SE	6,827	657,498
13,333,615
Germany — 3.5%
Brenntag SE	8,534	495,348
FUCHS SE (Preference)	35,787	1,593,834
Henkel AG & Co. KGaA (Preference)	23,218	1,894,237
Merck KGaA	34,622	4,941,365
8,924,784
Hong Kong — 4.4%
AIA Group Ltd.	224,400	2,309,770
CK Asset Holdings Ltd.	413,000	2,088,494
Guoco Group Ltd. (a)	157,670	1,433,340
Hongkong Land Holdings Ltd.	254,800	1,770,025
Jardine Matheson Holdings Ltd.	55,780	3,806,721
11,408,350
Indonesia — 0.4%
Astra International Tbk. PT	2,497,300	1,002,309
Japan — 14.3%
As One Corp.	57,320	878,596
Chofu Seisakusho Co. Ltd.	19,200	247,273
Daiichikosho Co. Ltd.	15,708	168,995
FANUC Corp.	116,700	4,541,469
Hirose Electric Co. Ltd.	13,980	1,547,090
Hoshizaki Corp.	57,500	1,915,269
Kansai Paint Co. Ltd.	193,580	3,058,011
Keyence Corp.	5,000	1,808,625
Mitsubishi Electric Corp.	117,600	3,428,846
MS&AD Insurance Group Holdings, Inc.	127,200	2,986,278
Nagaileben Co. Ltd.	24,110	277,038
Nihon Kohden Corp.	112,300	1,208,483
Pilot Corp.	1,700	52,991
Secom Co. Ltd.	88,720	3,152,594
Shimano, Inc.	29,160	3,049,291

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

Investments	Shares	Value ($)
Japan — 14.3% (continued)
SK Kaken Co. Ltd.	6,390	453,232
SMC Corp.	10,460	3,619,169
Sompo Holdings, Inc.	60,600	2,056,898
T Hasegawa Co. Ltd.	29,300	528,239
TIS, Inc.	37,700	1,266,554
USS Co. Ltd.	58,700	642,331
36,887,272
Mexico — 3.1%
Fomento Economico Mexicano SAB de CV, ADR	39,615	4,003,888
Fresnillo plc	15,964	711,842
Grupo Mexico SAB de CV, Series B	183,724	1,734,755
Wal-Mart de Mexico SAB de CV	518,902	1,617,435
8,067,920
Netherlands — 1.5%
HAL Trust	4,345	721,217
Heineken Holding NV	20,198	1,479,036
Heineken NV	10,435	860,960
Magnum Ice Cream Co. NV (The)*	47,230	755,752
3,816,965
Norway — 0.9%
Orkla ASA	210,153	2,340,209
Singapore — 1.9%
United Overseas Bank Ltd.	119,000	3,241,028
UOL Group Ltd.	261,800	1,778,051
5,019,079
South Korea — 6.7%
Fursys, Inc.*	13,299	429,744
Hyundai Mobis Co. Ltd.	8,115	2,105,691
KT&G Corp.	35,380	3,489,985
NAVER Corp.	9,148	1,537,793
NongShim Co. Ltd.*	2,914	872,668
Samsung Electronics Co. Ltd.	37,706	3,160,325
Samsung Electronics Co. Ltd. (Preference)	64,331	3,993,078
Samsung Life Insurance Co. Ltd.*	14,742	1,611,523
17,200,807

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

Investments	Shares	Value ($)
Sweden — 2.7%
Industrivarden AB, Class C	24,527	1,097,909
Investor AB, Class B	104,692	3,730,762
L E Lundbergforetagen AB, Class B	14,074	777,045
Svenska Handelsbanken AB, Class A	95,212	1,379,388
6,985,104
Switzerland — 4.8%
Cie Financiere Richemont SA (Registered)	23,351	5,035,668
Nestle SA (Registered)	37,227	3,695,119
Schindler Holding AG	8,850	3,328,176
Schindler Holding AG (Registered)	1,358	480,517
12,539,480
Taiwan — 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,499	5,621,661
Thailand — 0.7%
Bangkok Bank PCL, NVDR	298,305	1,603,876
Thai Beverage PCL	729,592	260,868
1,864,744
Turkey — 0.3%
AG Anadolu Grubu Holding A/S	1,120,905	749,498
United Kingdom — 13.2%
BAE Systems plc	118,875	2,735,915
Berkeley Group Holdings plc	40,683	2,141,195
Big Yellow Group plc, REIT	48,057	675,812
British American Tobacco plc	108,374	6,143,793
Diageo plc	46,921	1,011,050
Great Portland Estates plc, REIT	112,358	481,064
Haleon plc	530,418	2,680,404
Lloyds Banking Group plc	2,257,693	2,986,283
Reckitt Benckiser Group plc	53,643	4,340,757
Shell plc	194,893	7,219,628
Unilever plc	57,910	3,789,032
34,204,933
Total Common Stocks (Cost $148,835,450)		209,910,459

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

Investments	Ounces	Value ($)
Commodities — 16.8%
Gold bullion* (Cost $6,666,974)	10,073	43,445,568
	Principal Amount ($)
Short-Term Investments — 1.6%
Commercial Paper — 0.7%
Saudi Arabian Oil Co. 3.80%, 04/14/2026 (Cost $1,978,542) (b)	2,000,000	1,978,476
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills 3.76%, 02/05/2026 (b)	250,000	249,164
3.68%, 04/30/2026 (b)	500,000	494,221
3.75%, 05/14/2026 (b)	250,000	246,796
3.54%, 06/18/2026 (b)	250,000	245,943
Total U.S. Treasury Obligations (Cost $1,235,668)		1,236,124
	Shares
Investment Companies — 0.4%
JP Morgan U.S. Government Money Market Fund, Capital Shares 3.73% (c) (Cost $963,209)	963,209	963,209
Total Short-Term Investments (Cost $4,177,419)		4,177,809
Total Investments — 99.6% (Cost $159,679,843)		257,533,836
Other Assets Less Liabilities — 0.4%		1,005,624
Net Assets — 100.0%		258,539,460
*Non-income producing security.
(a)Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at December 31, 2025 amounted to $1,433,340, which represents approximately 0.55% of net assets of the Fund.
Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Guoco Group Ltd.	01/05/07 - 05/07/15	$1,732,521	$9.09
(b)The rate shown was the current yield as of December 31, 2025.
(c)Represents 7-day effective yield as of December 31, 2025.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Overseas Variable Fund | Consolidated Schedule of Investments | December 31, 2025

As of December 31, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,131,190
Aggregate gross unrealized depreciation	(11,908,875)
Net unrealized appreciation	$89,222,315
Federal income tax cost of investments	$168,403,927

Forward Foreign Currency Exchange Contracts outstanding as of December 31, 2025

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	800,575	JPY	116,956,000	Goldman Sachs	01/07/2026	$53,782
USD	2,355,258	EUR	1,993,000	JPMorgan Chase Bank	02/04/2026	9,642
USD	768,914	JPY	112,892,000	JPMorgan Chase Bank	02/04/2026	46,211
USD	1,211,843	JPY	182,376,000	UBS AG	03/04/2026	41,696
USD	882,641	JPY	136,759,000	Bank of New York Mellon	04/01/2026	3,028
USD	2,686,345	EUR	2,272,000	Goldman Sachs	05/07/2026	1,187
USD	483,770	GBP	359,000	Goldman Sachs	05/07/2026	25
USD	956,270	JPY	147,836,000	Goldman Sachs	05/07/2026	2,623
Total unrealized appreciation						158,194
EUR	2,075,000	USD	2,440,096	Goldman Sachs	01/07/2026	(1,325)
GBP	367,000	USD	494,753	Goldman Sachs	01/07/2026	(56)
JPY	116,956,000	USD	748,854	Goldman Sachs	01/07/2026	(2,060)
USD	2,424,430	EUR	2,075,000	Goldman Sachs	01/07/2026	(14,341)
USD	491,780	GBP	367,000	Goldman Sachs	01/07/2026	(2,917)
USD	533,088	GBP	397,000	JPMorgan Chase Bank	02/04/2026	(2,026)
USD	2,915,145	EUR	2,491,000	UBS AG	03/04/2026	(20,167)
USD	1,529,979	EUR	1,316,000	Bank of New York Mellon	04/01/2026	(22,896)
Total unrealized depreciation						(65,788)
Net unrealized appreciation							$92,406

Abbreviations

ADR— American Depositary Receipt
EUR— Euro
GBP— British Pound
JPY— Japanese Yen
NVDR— Non-Voting Depositary Receipt
OYJ— Public Limited Company
Preference— A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT— Real Estate Investment Trust
USD— United States Dollar

See Notes to Consolidated Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

December 31, 2025

Consolidated Statement of Assets and Liabilities

First Eagle Overseas Variable Fund*
Assets
Investments, at Cost (Note 2)
Investments in non-affiliates	$153,012,869
Gold bullion	6,666,974
Investments, at Value (Note 2)
Investments in non-affiliates	214,088,268
Gold bullion	43,445,568
Unrealized appreciation on forward foreign currency exchange contracts	158,194
Receivable for investment securities sold	72,439
Foreign tax reclaims receivable	734,379
Receivable for Fund shares sold	81,728
Accrued interest and dividends receivable	448,492
Due from adviser (Note 3)	243,584
Other assets	1,808
Total Assets	259,274,460
Liabilities
Investment advisory fees payable (Note 3)	165,301
Payable for investment securities purchased	34,753
Distribution fees payable (Note 4)	55,101
Administrative fees payable (Note 3)	37,061
Trustee fees payable	765
Unrealized depreciation on forward foreign currency exchange contracts	65,788
Payable for Fund shares redeemed	73,852
Accrued expenses and other liabilities	302,379
Total Liabilities	735,000
Commitments and contingent liabilities^	—
Net Assets	$258,539,460
Net Assets Consist of
Paid in capital	140,523,011
Total distributable earnings (losses)	118,016,449
Net Assets	$258,539,460
Shares outstanding	9,260,048
Net asset value per share and redemption proceeds per share	$27.92
*Financial statements are shown on a consolidated basis and include the balances of the First Eagle Overseas Variable Cayman Fund, Ltd. and First Eagle Overseas Variable Delaware Fund LLC.
^See Note 3 in the Notes to the Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Year Ended December 31, 2025

Consolidated Statement of Operations

First Eagle Overseas Variable Fund*
Investment Income
Interest (net of $5,804 foreign taxes withheld)	$239,236
Dividends from: Non-affiliates (net of $669,773 foreign taxes withheld)	6,473,539
Total Income	6,712,775
Expenses
Investment advisory fees (Note 3)	1,842,914
Distribution fees (Note 4)	614,305
Shareholder servicing agent fees	317,446
Administrative fees (Note 3)	192,063
Professional fees	446,401
Custodian and accounting fees	188,757
Shareholder reporting fees	34,962
Trustees’ fees	8,335
Other expenses	18,571
Total Expenses	3,663,754
Expense waiver (Note 3)	(686,915)
Expense reductions due to earnings credits (Note 2)	(1,409)
Net Expenses	2,975,430
Net Investment Income (Note 2)	3,737,345
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 2)
Net realized gains (losses) on:
Transactions from investments in non-affiliates	20,546,601
Commodity related transactions	2,643,121
Settlement of foreign currency and foreign currency transactions	(17,678)
Settlement of forward foreign currency exchange contracts	24,145
23,196,189
Changes in unrealized appreciation (depreciation) on:
Investment in non-affiliates and commodity related transactions (net of increase in deferred capital gain country tax accruals of $15,860)	51,828,772
Foreign currency and foreign currency translations	80,294
Forward foreign currency exchange contracts	(917,566)
50,991,500
Net realized and unrealized gains on investments, commodity, foreign currency and forward contract related transactions	74,187,689
Net Increase in Net Assets Resulting from Operations	$77,925,034
*Financial statements are shown on a consolidated basis and include the balances of the First Eagle Overseas Variable Cayman Fund, Ltd. and First Eagle Overseas Variable Delaware Fund LLC.

See Notes to Consolidated Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Consolidated Statements of Changes in Net Assets

First Eagle Overseas Variable Fund
For the year ended December 31, 2025*	For the year ended December 31, 2024
Operations
Net investment income	$3,737,345	$3,422,432
Net realized gain on investments, commodity, foreign currency and forward contract related transactions	23,196,189	33,228,995
Change in unrealized appreciation (depreciation) on investments, commodity, foreign currency and forward contract related translations	50,991,500	(21,715,879)
Net increase in net assets resulting from operations	77,925,034	14,935,548
Distributions to Shareholders
Distributable earnings:	(34,573,476)	(5,609,876)
Decrease in net assets resulting from distributions	(34,573,476)	(5,609,876)
Fund Share Transactions
Net proceeds from shares sold	23,432,500	13,758,368
Net asset value of shares issued for reinvested dividends and distributions	34,573,476	5,609,876
Cost of shares redeemed	(72,483,838)	(45,570,087)
Decrease in net assets from Fund share transactions	(14,477,862)	(26,201,843)
Net increase (decrease) in net assets	28,873,696	(16,876,171)
Net Assets (Note 2)
Beginning of period	229,665,764	246,541,935
End of period	$258,539,460	$229,665,764
Changes in Shares Outstanding
Shares outstanding, beginning of period	9,809,223	10,911,079
Shares sold	847,908	576,377
Shares issued on reinvestment of distributions	1,259,507	229,349
Shares redeemed	(2,656,590)	(1,907,582)
Shares outstanding, end of period	9,260,048	9,809,223
*Financial statements are shown on a consolidated basis and include the balances of the First Eagle Overseas Variable Cayman Fund, Ltd. and First Eagle Overseas Variable Delaware Fund LLC.

See Notes to Consolidated Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

This page was intentionally left blank.

First Eagle Overseas Variable Fund

Financial Highlights

	Per share operating performance*																Ratios/Supplemental Data
	Change in Net Assets Resulting from Operations							Less dividends and distributions								Ratios to Average Net Assets of:
Selected per share data for the year ended:	Net asset value, beginning of year	Net investment income	Net realized and unrealized gains (losses) on investments†	Total investment operations	From net investment income		From capital gains	Total distributions	Net asset value, end of year	Total return(a)	Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers	Operating expenses including earnings credits and/or fee waivers	Net investment income excluding earnings credits and/or fee waivers	Net investment income including earnings credits and/or fee waivers	Portfolio turnover rate
December 31, 2025**	$23.41		0.42		8.28	8.70			(0.51)		(3.68)	(4.19)	$27.92		37.47%	$258,539	1.49%	1.21%	1.24%	1.52%	18.57%
December 31, 2024	$22.60		0.34		1.07	1.41			(0.43)		(0.17)	(0.60)	$23.41		6.10%	$229,666	1.54%	1.21%	1.08%	1.41%	21.99%
December 31, 2023	$22.21		0.30		1.88	2.18			—		(1.79)	(1.79)	$22.60		10.08%	$246,542	1.56%	1.31%	1.03%	1.28%	3.86%
December 31, 2022	$26.38		0.26		(2.39)	(2.13)			(0.52)		(1.52)	(2.04)	$22.21		(8.17)%	$254,183	1.49%	1.40%	0.96%	1.06%	13.63%
December 31, 2021	$25.58		0.20		0.93	1.13			(0.25)		(0.08)	(0.33)	$26.38		4.44%	$318,670	1.43%	1.38%	0.70%	0.76%	11.31%
*Per share amounts have been calculated using the average shares method.
**Financial statements are shown on a consolidated basis and include the balances of the First Eagle Overseas Variable Cayman Fund, Ltd. and First Eagle Overseas Variable Delaware Fund LLC.
†The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Funds’ shares in relation to fluctuating market value of the investments in the Fund.
(a)Performance data quoted herein does not reflect charges imposed by variable annuity contracts and variable life insurance policies issued by the life insurance companies through which the Fund is offered. If those account-level fees and expenses were reflected, performance would be lower.

See Notes to Consolidated Financial Statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

Note 1 — Organization

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004, a Maryland corporation, operating under the name First Eagle Variable Funds, Inc. The Fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies. The shares of the Fund may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. As of December 31, 2025, the Fund is offered as an investment option by two insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Fund.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain coinvestors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)Investment in Subsidiaries — The Fund may invest in certain precious metals through its investment in the First Eagle Overseas Variable Cayman Fund, Ltd. and the First Eagle Overseas Variable Delaware Fund LLC, wholly owned subsidiaries (“Subsidiaries”). The Fund may invest up to 25% of its total assets in shares of the Subsidiaries. The Subsidiaries have the ability to invest in commodities and securities consistent with the investment objective of the Fund. Substantially all of the Subsidiaries’ assets are expected to represent physical gold bullion. Trading in bullion directly by the Fund presents the risk of tax consequences (e.g., a change in the Fund’s tax status subjecting the Fund to be

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

taxed at the Fund level on all of its income if the Fund’s “non-qualifying income” exceeds 10% of the Fund’s gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks. As of December 31, 2025, the First Eagle Overseas Variable Cayman Fund, Ltd. has $0 in net assets, representing 0.00% of the Fund’s net assets and the First Eagle Overseas Variable Delaware Fund LLC has $0 in net assets, representing 0.00% of the Fund’s net assets. The consolidated financial statements include the accounts of the Fund and the Subsidiaries. All intercompany transactions and balances have been eliminated.

b)Investment Valuation — The Fund computes its net asset value (“NAV”) once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case, it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which it is traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market quotations are not readily available within the meaning of applicable regulations, such as for private placements, or when market prices or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or determined to be unreliable for a particular holding, such holdings may be “fair valued” as described below.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close of trading in U.S. markets. The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Adviser believes that relying on the procedures described above will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund than relying solely on reported market values.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Fund. In accordance with Rule 2a‑5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of December 31, 2025:

Description†	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$42,579,571	$167,330,888	(a)	$—	$209,910,459
Commodities*	—	43,445,568		—	43,445,568
Short-Term Investments	963,209	3,214,600		—	4,177,809
Forward Foreign Currency Exchange Contracts**	—	158,194		—	158,194
Total	$43,542,780	$214,149,250		$—	$257,692,030

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

Description†	Level 1	Level 2	Level 3	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(65,788)	$—	$(65,788)
Total	$—	$(65,788)	$—	$(65,788)
(a)The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 2(a) for additional details.
†See Schedule of Investments for additional detailed categorizations.
*Represents gold bullion.
**Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts
c)Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Payments received from certain investments held by the Fund may be comprised of dividends, capital gains and return of capital. The Fund originally estimates the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.
d)Expenses — Expenses arising in connection with the Fund are charged directly to the Fund. Certain expenses are shared with the First Eagle Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain solely to the Fund are allocated based upon the percentage the net assets the Fund bears to the total net assets of all the funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.
e)Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Consolidated Statement of Operations. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward foreign currency exchange contracts. The Fund enters into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. For the period ended December 31, 2025, the average monthly outstanding currency purchased and sold in U.S. dollars for forward foreign currency exchange contracts totaled $4,521,346 and $18,372,300, respectively.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Fund may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Collateral received by the Fund is held in a segregated account at the Fund’s custodian bank. These amounts are not reflected on the Fund’s Consolidated Statement of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Rule 18f‑4 under the 1940 Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, generally prohibits open-end funds, including the Fund, from issuing or selling any “senior security”, except that the Fund may borrow from a bank if, immediately after such borrowing, there is “asset coverage” of at least 300%.

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls)

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions. Rule 18f‑4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by the Adviser as a “derivatives risk manager”. The derivatives risk manager is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board.

Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund is relying on the Limited Derivatives User Exception.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

At December 31, 2025, the Fund had the following forward foreign currency exchange contracts grouped into risk categories illustrated below:

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net Realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$158,194	$65,788	$24,145	$(917,566)
(1)Consolidated Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)Consolidated Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)Consolidated Statement of Operations location: Net realized gains (losses) on settlement of forward foreign currency exchange contracts.
(4)Consolidated Statement of Operations location: Changes in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of December 31, 2025:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,028	$(3,028)	$—	$—
Goldman Sachs	57,617	(20,699)	—	36,918
JPMorgan Chase Bank	55,853	(2,026)	(53,827)	—
UBS AG	41,696	(20,167)	(10,232)	11,297
Total	$158,194	$(45,920)	$(64,059)	$48,215
Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
Bank of New York Mellon	$22,896	$(3,028)	$—	$19,868
Goldman Sachs	20,699	(20,699)		—
JPMorgan Chase Bank	2,026	(2,026)		—
UBS AG	20,167	(20,167)		—
Total	$65,788	$(45,920)	$—	$19,868
*The actual collateral received/pledged may be more than the amount reported due to over collateralization.
g)Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward. These adjustments are recorded as increases or decreases to interest income on the Consolidated Statement of Operations and reflected in the market value of the securities. TIPS are subject to interest rate risk.
h)Restricted Securities — The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and a prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

i)United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Fund declares and pays such income and capital gains on an annual basis.

The Fund adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

At December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Net Investment	Undistributed Net Realized	Net Unrealized Appreciation	Capital Loss Carryforward
Income		Gains	(Depreciation)	Short-Term	Long-Term
First Eagle Overseas Variable Fund	$11,010,880	$17,911,550	$89,201,642	$—	$—

The components of distributable earnings’ differences between book basis and tax basis are primarily due to the treatment of passive foreign investment companies, the treatment of forward foreign currencies contracts and wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Fund after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. The Fund did not have capital losses to carry forward prior to the Act.

j)Reclassification of Capital Accounts — As a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus GAAP, the following amounts were reclassified within the capital accounts:
Undistributed Net Investment Income (Loss)		Undistributed Net Realized Gains (Losses)	Capital Surplus
First Eagle Overseas Variable Fund	$4,257,797	$(4,257,797)	$—

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses and investments in passive foreign investment companies.

k)Distributions to Shareholders — Distributions to shareholders during the fiscal year ended December 31, 2025, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.
	Ordinary Income		Long Term Capital Gains
2025		2024	2025	2024
First Eagle Overseas Variable Fund	$4,935,530	$4,436,816		$29,637,946	$1,173,060
l)Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
m)Foreign Taxes — The Fund may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
n)New Accounting Pronouncements and Regulations — In December 2023, the FASB issued Accounting Standards Update No. 2023‑09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management has determined the adoption of the amendments did not have a material impact on its financial statements.
o)Segment Reporting — In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund’s defined investment objective. The Fund’s chief operating decision maker (“CODM”) is represented by the Adviser, through various committees. The Fund’s net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

Note 3 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the “Advisory Agreement”), an annual advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.21% of average net assets. This undertaking lasts until April 29, 2026 and may not be terminated during its term without the consent of the Board. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.21% the Fund’s average net assets; or (2) if applicable, the then-current expense limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. During the period ended December 31, 2025, the Adviser waived $617,961 in expenses, which are included under “expense waiver” on its Consolidated Statement of Operations. As of December 31, 2025, the Fund has $164,529 receivable from the Adviser for reimbursement of expenses, which are included under “due from adviser” on its Consolidated Statement of Assets and Liabilities.

For the period ended December 31, 2025, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring December 31,
Total Eligible for Recoupment		2026	2027	2028
Class A	$1,776,709	$517,152	$641,596	$617,961

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Fund, and in accordance with its agreement with the Adviser, the Fund reimburses the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of the Fund’s average daily net assets. For the period ended December 31, 2025, these reimbursements exceeded the 0.05% annual rate and the Adviser refunded $68,954 to the Fund, which is included under “expense waiver” in the Consolidated Statement of Operations. As of December 31, 2025, the Fund has a receivable from the Adviser of $79,055 for reimbursement of expenses, which is included under “due from adviser” on its Consolidated Statement of Assets and Liabilities.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

The Fund has entered into a custody agreement with J.P. Morgan Chase Bank, N.A. (“JPM”). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Fund’s portfolio securities and other assets. JPM has directly entered into sub-custodian agreements to maintain the custody of gold bullion in the Fund. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. Under the terms of the custody agreement between the Fund and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Fund. JPM is also required, upon the order of the Fund, to deliver securities and bullion held by JPM and the sub-custodians, and to make payments for securities purchased by the Fund.

The Fund has also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Fund’s administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund’s custodian.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Plan. As of December 31, 2025, balances to the Plan are included in the fees payable to the Trustees on the Consolidated Statement of Assets and Liabilities.

Note 4 — Plans of Distribution

FEF Distributors, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a distribution contract with the Fund. Under the terms of the Distribution Plan and Agreement (the “Plan”) with the Distributor, pursuant to the provisions of Rule 12b‑1 under the 1940 Act, the Fund pays the Distributor monthly a distribution fee at an annual rate of up to 0.25% of the Fund’s average daily net assets. Under the Plan, the Distributor will use amounts payable by the Fund in their entirety for payment to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the period ended December 31, 2025, the distribution fee incurred by the Fund was $614,305.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

Note 5 — Purchases and Sales of Securities

For the period ended December 31, 2025, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government Securities	Sales and Maturities excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Overseas Variable Fund	$44,307,068	$89,964,733	$—	$—

Note 6 — Line of Credit

On June 24, 2024, the Fund, together with the First Eagle Funds, renewed a $200 million committed, unsecured line of credit (“Credit Facility”) with JPM for the Fund and First Eagle Funds, to be utilized for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes with a termination date of June 23, 2025. Under the Credit Facility arrangement, each Fund, on a pro rata basis, has agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility. A portion of the commitment fees related to the Credit Facility is paid by the Fund and is included in other expense in the Consolidated Statement of Operations. During the period ended December 31, 2025, the Fund had no borrowings under the agreement. On June 23, 2025, the Credit Facility was extended to October 31, 2025. On October 20, 2025, the Credit Facility was extended to November 28, 2025. On November 17, 2025, the Credit Facility was extended to February 27, 2026. See Note 8 — Subsequent Events for further information on the Credit Facility.

Note 7 — Indemnification and Investment Risk

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote. The Fund may have elements of risk not typically associated with investments in the United States due to its investments in foreign countries or regions. Such foreign investments may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. In addition, the value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. Equity securities generally have greater price volatility than debt securities.

The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund enters into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Consolidated Statement of Assets and Liabilities.

Note 8 — Subsequent Events

On February 27, 2026, the Fund, together with certain other funds managed by the Adviser (collectively, the “Participating Funds”) entered into an unsecured syndicated line of credit facility (“Syndicated Facility”) with various lenders for $410 million under which JPM participates as a lender and acts as administrative agent. Excluding commitments designated for certain individual funds, the

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Notes to Consolidated Financial Statements

Participating Funds can borrow up to an aggregate commitment amount of $300 million at any time, subject to asset coverage and other limitations as specified in the agreement, to be utilized for temporarily financing the redemption of shares of each Participating Fund at the request of shareholders and other temporary or emergency purposes with a termination date of February 26, 2027. Under the Syndicated Facility, the Participating Funds have agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Credit Facility.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of First Eagle Variable Funds and Shareholders of First Eagle Overseas Variable Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of First Eagle Overseas Variable Fund and its subsidiaries (the “Fund”) as of December 31, 2025, the related consolidated statement of operations for the year ended December 31, 2025, the consolidated statement of changes in net assets for the year ended December 31, 2025, the statement of changes in net assets for the year ended December 31, 2024, including the related notes, the consolidated financial highlights for the year ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Report of Independent Registered Public Accounting Firm

the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York
February 27, 2026

We have served as the auditor of one or more investment companies advised by First Eagle Investment Management, LLC since 2006.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017
T: (646) 471 3000, www.pwc.com/us

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Item 8 Changes In and Disagreements with Accountants

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the semiannual financial statements and other information as of and for the period ended June 30, 2025, included within the N-CSRS filed with the SEC.

Item 10 Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Item 11 Statement Regarding Basis for Approval of Investment Advisory Contract

Refer to the semiannual financial statements and other information as of and for the period ended June 30, 2025, included within the N-CSRS filed with the SEC.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

General Information

Form N-PORT portfolio schedule

The First Eagle Variable Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund’s proxy voting policies, (2) a description of the Fund’s proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC’s Web site at www.Sec.gov.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

Tax Information

% of Qualifying Dividend Income		% of Dividends Eligible for the Dividends Received Deduction	Long-Term Capital Gains	Long-Term Capital Gains 28%
First Eagle Overseas Variable Fund	0.00%	1.00%	$26,186,119	$3,451,827

First Eagle Overseas Variable Fund paid foreign taxes of $603,804 and recognized Section 853 foreign source income of $5,607,403. Pursuant to Section 853 of the Internal Revenue Code, the First Eagle Overseas Variable Fund designates such amount (or the maximum amount allowable) as having been paid in connection with dividends distributed from investment company taxable income during the fiscal year ended December 31, 2025.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Variable Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Jean-Marie Eveillard**

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

 Additional information about the Trustees and Officers is included in the Funds’ Statement of Additional Information.
**Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust’s Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Variable Funds.

First Eagle Variable Funds: Overseas Variable Fund | Annual Report | December 31, 2025

First Eagle Variable Funds is offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048
800.334.2143 www.firsteagle.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the N-CSRS filed with the SEC as of and for the period ended June 30, 2025.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please see Renumeration Paid included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the N-CSRS filed with the SEC as of and for the period ended June 30, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a)	In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2)  Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Variable Funds

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date March 6, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date March 6, 2026

*Print the name and title of each signing officer under his or her signature.